Vessels and other fixed assets, net	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net:

5.       Vessels and other fixed assets, net:

Changes in the six months ended June 30, 2019 are summarized as follows:

	Vessel cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2018	$3,149,274	$(493,166)	$2,656,108
- Transfer from advances for vessels under construction and acquisition of vessels	104,528	-	104,528
- Acquisitions, improvements and other vessel costs	108,411	-	108,411
- Vessel disposal	(58,904)	44,206	(14,698)
- Impairment loss	(24,551)	21,140	(3,411)
- Depreciation for the period	-	(59,781)	(59,781)
Balance, June 30, 2019	$3,278,758	$(487,601)	$2,791,157

As of June 30, 2019, 81 of the Company’s 108 owned vessels, having a net carrying value of $2,041,280, were subject to first-priority mortgages as collateral to the Company’s loan facilities (Note 9) and all 26 of the Company’s bareboat chartered vessels, having a net carrying value of $732,153 were pledged as collateral under the Company’s bareboat charter agreements. In addition, the seven vessels financed under the ABN $115,000 Facility also secure the Atradius Facility on a second priority basis.

Vessels acquired / delivered / disposed of during the six-month period ended June 30, 2018

Delivery of newbuilding vessels:

On January 3, 2018, March 26, 2018 and May 14, 2018, the Company took delivery of the Newcastlemax vessels Star Eleni (ex HN 1342), Star Magnanimus (ex HN 1361) and Star Leo (ex HN 1343) which, were financed under bareboat leases with CSSC (Hong Kong) Shipping Company Limited, or CSSC.

Vessels acquired / delivered / disposed of during the six-month period ended June 30, 2019

Delivery of secondhand vessels:

On January 7 and 14, 2019, the Company took delivery of the Capesize vessels Star Janni and Star Marianne as part of the Step 1 Acquisition of the E.R. Vessels. The vessels were delivered to the Company in exchange for an aggregate of 999,336 of its common shares and cash consideration of $31,772, with the total acquisition cost being $41,837. The cash consideration was partially financed through the third and fourth tranche of the ABN $115,000 Facility. The cost of the shares issued in connection with this acquisition was determined by reference to the Company’s closing share market prices of $10.41 and $9.66 on the delivery dates of the Star Janni and the Star Marianne, respectively.

Delivery of newbuilding vessels:

On April 16, 2019 and May 28, 2019, the Company took delivery of the Newcastlemax vessels Katie K (ex-HN 1388) and Debbie H (ex-HN 1389), two of the OCC Vessels acquired through the OCC Vessel Purchase Transaction, which were financed under bareboat leases with CSSC.

Sale of vessels:

On November 20, 2018, the Company entered into an agreement with a third party to sell the vessel Star Delta. The vessel was delivered to its new owner on January 8, 2019.  As of December 31, 2018, the vessel met the criteria for classification as held for sale and was therefore separately presented within “Vessel held for sale” in the consolidated balance sheet, at the agreed selling price less cost to sell. In addition in February 2019, the Company entered into two separate agreements with third parties to sell the vessels Star Aurora and Star Kappa, which were delivered to their new owners on March 6 and 8, 2019, respectively. In connection with the above mentioned sales, the Company recognized an aggregate net loss on sale of vessels of $700.

On June 21, 2019 and July 8, 2019, the Company entered into two separate agreements with third parties to sell the vessels Star Anna and Star Gamma, which were delivered to their new owners on September 23 and 5, 2019, respectively. The Company decided to sell the respective vessels as part of its strategic goal to dispose the older vessels in its fleet. In connection with the aforementioned sales, the Company recognized an aggregate impairment loss of $3,411. None of these two vessels met the criteria to be classified as held for sale as of June 30, 2019.

No other impairment charge was deemed necessary for the six-month period ended June 30, 2019.